INCOME TAX - Components of income tax provision (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal
Current					$ 421,211
Deferred					(75,979)	$ (34,995)
State and Local
Deferred					(36,886)
Change in valuation allowance					112,865	$ 34,995
Income tax provision	$ 90,037	$ 99,588	$ 719,832	$ 117,471	$ 421,211